Other liabilities (Schedule of other current liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Environmental and other provisions	$ 90.2	$ 29.9
Pension obligations	0.9	1.0
Other employee benefits	3.6	3.5
Other liabilities	$ 94.7	$ 34.4